Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (0.2%)
	Fastenal Co.	1,556,906	68,815
	Ecolab Inc.	100,972	25,849
	Anglogold Ashanti plc (XNYS)	100,909	9,772
	Carpenter Technology Corp.	14,049	6,589
*	RBC Bearings Inc.	10,397	5,946
	Steel Dynamics Inc.	21,657	5,634
			122,605
Consumer Discretionary (16.1%)
*	Amazon.com Inc.	10,239,775	2,771,293
*	Tesla Inc.	4,370,557	1,904,645
	Costco Wholesale Corp.	733,060	701,040
*	Netflix Inc.	6,999,477	602,095
	Home Depot Inc.	1,253,156	397,426
*	Uber Technologies Inc.	3,325,094	234,087
	Booking Holdings Inc.	1,261,538	211,219
	TJX Cos. Inc.	923,670	142,938
*	Spotify Technology SA	254,048	126,435
	Hilton Worldwide Holdings Inc.	376,675	123,421
	Royal Caribbean Cruises Ltd.	418,438	119,100
*	O'Reilly Automotive Inc.	1,278,675	111,091
	Marriott International Inc. Class A	281,108	105,584
*	Airbnb Inc. Class A	689,797	91,957
	Walmart Inc.	717,905	83,097
*	Carvana Co.	1,116,268	81,488
*	Chipotle Mexican Grill Inc.	2,174,114	69,267
*	Roblox Corp. Class A	1,024,333	48,297
	Tapestry Inc.	309,671	45,045
*	Copart Inc.	1,360,345	44,579
*	Live Nation Entertainment Inc.	261,374	44,018
	Expedia Group Inc.	191,609	43,263
	Darden Restaurants Inc.	180,320	36,769
*	Coupang Inc.	2,160,948	35,872
*	Burlington Stores Inc.	103,806	33,615
	Tractor Supply Co.	877,976	27,683
*	Deckers Outdoor Corp.	239,632	27,282
	Restaurant Brands International Inc.	359,161	26,829
*	Viking Holdings Ltd.	287,852	26,514
	Las Vegas Sands Corp.	506,057	25,591
	Starbucks Corp.	248,508	24,642
	Ross Stores Inc.	105,154	24,367
	Somnigroup International Inc.	333,985	23,649
	Rollins Inc.	494,956	23,560
	Yum! Brands Inc.	154,668	22,883
*	Take-Two Interactive Software Inc.	102,026	22,870
*	Flutter Entertainment plc	215,783	20,927
	Texas Roadhouse Inc.	109,290	19,740
*	DraftKings Inc. Class A	793,517	19,433
	McDonald's Corp.	66,760	18,639
	Carnival Corp. Ltd.	650,253	18,246
*	Trade Desk Inc. Class A	724,060	15,611
*	On Holding AG Class A	373,124	15,231
	Murphy USA Inc.	28,109	14,224
*	Lululemon Athletica Inc.	97,690	12,815
*	Cava Group Inc.	164,745	12,794
*	AutoZone Inc.	4,324	12,692
*	Norwegian Cruise Line Holdings Ltd.	676,573	12,408
*	Dutch Bros Inc. Class A	204,962	11,888
*	Liberty Media Corp.-Liberty Formula One Class C	107,325	9,744
	TKO Group Holdings Inc.	46,692	9,580

		Shares	Market Value ($000)
*	Ulta Beauty Inc.	18,318	9,321
	Wyndham Hotels & Resorts Inc.	109,508	8,789
*	Chewy Inc. Class A	382,429	8,620
	Churchill Downs Inc.	92,014	8,025
*	Planet Fitness Inc. Class A	136,830	7,322
	Wingstop Inc.	45,860	7,198
*	Duolingo Inc.	62,774	6,991
*	Valvoline Inc.	185,960	6,276
	Vail Resorts Inc.	46,493	6,211
*	Etsy Inc.	88,043	5,980
	Williams-Sonoma Inc.	28,460	5,794
	Domino's Pizza Inc.	15,713	4,880
	Southwest Airlines Co.	80,110	3,441
	U-Haul Holding Co.	63,179	3,287
*	Floor & Decor Holdings Inc. Class A	55,853	2,871
*	SharkNinja Inc.	23,474	2,861
*	BJ's Wholesale Club Holdings Inc.	31,946	2,724
*	SiteOne Landscape Supply Inc.	23,474	2,549
	Travel & Leisure Co.	33,241	2,260
*	Wayfair Inc. Class A	29,087	2,102
	RB Global Inc. (XTSE)	18,632	1,982
*	Grand Canyon Education Inc.	12,769	1,913
	Pool Corp.	10,201	1,850
*	Avis Budget Group Inc.	9,577	1,684
	Ralph Lauren Corp.	4,602	1,675
*	Alaska Air Group Inc.	32,792	1,509
	Choice Hotels International Inc.	13,672	1,489
*	Lyft Inc. Class A	101,722	1,435
	H&R Block Inc.	34,863	1,342
	Lithia Motors Inc.	4,409	1,283
*	American Airlines Group Inc.	68,208	999
*	Liberty Media Corp.-Liberty Formula One Class A	11,800	991
*,1	Birkenstock Holding plc	21,158	954
[1]	Wendy's Co.	115,295	888
*	Bright Horizons Family Solutions Inc.	11,979	750
*	RH	4,271	634
	Nexstar Media Group Inc.	2,778	496
*	U-Haul Holding Co. (XNYS)	5,264	305
			8,837,164
Consumer Staples (1.4%)
	Coca-Cola Co.	3,138,306	247,958
	McKesson Corp.	188,420	139,891
*	Monster Beverage Corp.	1,152,071	101,474
	Cencora Inc.	302,400	81,454
	Colgate-Palmolive Co.	629,288	56,718
	PepsiCo Inc.	309,925	44,688
	Sysco Corp.	423,910	32,137
	Kimberly-Clark Corp.	197,650	19,291
*	Sprouts Farmers Market Inc.	161,630	13,354
*	Celsius Holdings Inc.	271,517	9,033
	Casey's General Stores Inc.	9,153	7,022
	Hershey Co.	29,060	5,639
*	Performance Food Group Co.	31,188	3,062
	Coca-Cola Consolidated Inc.	12,820	2,221
*	Darling Ingredients Inc.	28,958	1,711
*	Freshpet Inc.	21,670	1,118
			766,771
Energy (0.4%)
	Targa Resources Corp.	350,784	89,475
	Texas Pacific Land Corp.	95,268	37,440
	Cheniere Energy Inc.	158,388	35,615
*	Enphase Energy Inc.	210,147	14,366
	SLB Ltd.	195,619	10,671
	Phillips 66	47,568	8,366
	Williams Cos. Inc.	106,612	7,611
	HF Sinclair Corp.	25,661	1,793
			205,337

		Shares	Market Value ($000)
Financials (2.0%)
	Blackstone Inc.	1,224,990	143,287
	Moody's Corp.	256,732	116,364
	Aon plc Class A (XNYS)	320,299	101,234
*	NU Holdings Ltd. Class A	5,524,267	72,534
	Apollo Global Management Inc.	481,567	61,982
	Ameriprise Financial Inc.	136,958	61,044
	Citigroup Inc. (XNYS)	484,708	61,025
	Bank of America Corp. (XNYS)	861,757	44,467
	Ares Management Corp. Class A	310,770	39,934
	MSCI Inc.	57,957	36,593
	LPL Financial Holdings Inc.	131,575	36,021
	Broadridge Financial Solutions Inc.	174,801	26,870
	KKR & Co. Inc.	279,160	26,783
	Goldman Sachs Group Inc. (XYNS)	24,810	25,444
	Charles Schwab Corp.	240,933	21,045
	Equitable Holdings Inc.	471,533	19,498
*	Robinhood Markets Inc. Class A	167,765	15,820
	Marsh & McLennan Cos. Inc.	95,163	15,223
	Bank of New York Mellon Corp.	82,649	11,524
	Kinsale Capital Group Inc.	36,522	11,131
	Blue Owl Capital Inc.	1,070,656	11,006
	Brookfield Asset Management Ltd. Class A	217,938	10,592
	Progressive Corp.	48,564	9,247
	TPG Inc.	213,244	9,078
*	Markel Group Inc.	4,198	7,622
*	Coinbase Global Inc. Class A	35,903	6,787
	Ryan Specialty Holdings Inc.	183,327	5,839
	Arthur J Gallagher & Co.	25,509	5,130
*	SoFi Technologies Inc.	274,482	5,001
	Houlihan Lokey Inc.	34,057	4,824
	Morningstar Inc.	23,957	4,361
	Hamilton Lane Inc. Class A	43,577	3,797
*,1	Freedom Holding Corp.	24,789	3,540
*	Circle Internet Group Inc.	29,086	3,287
	Interactive Brokers Group Inc. Class A	37,773	3,285
	Jefferies Financial Group Inc.	61,872	3,262
	Everest Group Ltd.	9,683	3,138
	Western Alliance Bancorp	36,930	2,941
	Brown & Brown Inc.	49,679	2,794
	Ally Financial Inc.	53,758	2,301
	Tradeweb Markets Inc. Class A	16,219	1,626
	Popular Inc.	9,671	1,436
	Lazard Inc.	29,408	1,392
	SLM Corp.	46,204	1,022
	FactSet Research Systems Inc.	4,039	991
	XP Inc. Class A	57,801	964
*	Credit Acceptance Corp.	657	377
	RLI Corp.	7,056	353
*,1	Bullish	8,092	282
	UWM Holdings Corp.	41,196	126
			1,064,224
Health Care (6.5%)
	Eli Lilly & Co.	1,323,129	1,462,058
	AbbVie Inc.	2,925,864	637,019
*	Intuitive Surgical Inc.	582,968	247,552
	Amgen Inc.	655,254	220,683
*	Vertex Pharmaceuticals Inc.	419,179	187,599
	Gilead Sciences Inc.	553,725	74,437
*	IDEXX Laboratories Inc.	131,573	74,145
*	Alnylam Pharmaceuticals Inc.	209,345	63,218
*	Natera Inc.	218,171	48,733
*	Dexcom Inc.	645,748	47,617
	Zoetis Inc.	580,846	45,126
	Stryker Corp.	146,186	44,600
	Cardinal Health Inc.	198,054	38,977
	Bristol-Myers Squibb Co.	647,605	37,030
*	Insmed Inc.	324,162	34,656
*	Veeva Systems Inc. Class A	196,113	34,190

		Shares	Market Value ($000)
*	Neurocrine Biosciences Inc.	136,833	21,661
	HCA Healthcare Inc.	56,627	21,436
*	Boston Scientific Corp.	420,302	20,305
*	Penumbra Inc.	62,563	19,914
*	Waters Corp.	51,431	19,727
*	Ionis Pharmaceuticals Inc.	242,728	18,569
*	Exelixis Inc.	351,929	17,765
*	Insulet Corp.	115,779	16,781
*	Medpace Holdings Inc.	36,855	16,478
*	Masimo Corp.	74,447	13,285
*	Halozyme Therapeutics Inc.	191,594	12,749
*	DaVita Inc.	58,020	11,277
	ResMed Inc.	56,986	10,860
*	Corcept Therapeutics Inc.	155,183	10,784
	Cigna Group	34,576	9,591
*	Tempus AI Inc. Class A	163,344	8,244
*	Molina Healthcare Inc.	46,073	7,998
*	Incyte Corp.	68,563	6,633
*	Doximity Inc. Class A	220,488	4,718
*	Ultragenyx Pharmaceutical Inc.	152,263	3,645
*,1	Summit Therapeutics Inc. (XNMS)	193,100	3,387
*	Sarepta Therapeutics Inc.	135,935	2,429
*	Inspire Medical Systems Inc.	47,354	1,959
*	Repligen Corp.	10,815	1,340
*	Caris Life Sciences Inc.	74,699	1,249
	Chemed Corp.	2,049	874
*	Sotera Health Co.	44,433	695
*	Viking Therapeutics Inc.	14,117	462
			3,582,455
Industrials (8.2%)
	Visa Inc. Class A (XNYS)	2,635,159	860,010
	Mastercard Inc. Class A	1,328,623	656,313
	General Electric Co.	1,717,884	556,182
	GE Vernova Inc.	445,888	431,762
	Howmet Aerospace Inc.	662,239	171,023
	Trane Technologies plc	368,178	166,159
	Automatic Data Processing Inc.	617,472	136,980
	Quanta Services Inc.	188,442	134,120
*	Rocket Lab Corp.	808,480	116,001
	Comfort Systems USA Inc.	57,446	105,023
	Sherwin-Williams Co.	345,415	104,951
	Cintas Corp.	567,821	97,245
	American Express Co.	292,438	92,548
	Caterpillar Inc. (XNYS)	94,122	82,439
	WW Grainger Inc.	61,650	76,091
*	Axon Enterprise Inc.	124,883	56,038
	Lockheed Martin Corp.	94,811	50,293
	FTAI Aviation Ltd.	168,235	43,798
*	Corpay Inc.	112,219	40,601
*	Boeing Co.	175,318	40,525
*	Fair Isaac Corp.	31,529	39,430
	Illinois Tool Works Inc.	156,677	38,743
	HEICO Corp. Class A	124,124	32,249
	Lennox International Inc.	52,453	26,340
*	Block Inc. (XNYS)	326,885	24,752
	HEICO Corp.	69,874	24,329
	Verisk Analytics Inc.	138,700	24,271
	3M Co.	141,706	21,699
	EMCOR Group Inc.	25,275	20,898
	Union Pacific Corp.	77,966	20,477
	TransDigm Group Inc.	15,952	20,073
*	Affirm Holdings Inc.	269,990	19,885
	Paychex Inc.	166,823	16,178
	Booz Allen Hamilton Holding Corp.	197,536	15,641
	AAON Inc.	110,972	15,558
*	Fiserv Inc.	244,152	13,809
	Veralto Corp.	162,389	13,353
*	Core & Main Inc. Class A	182,068	9,003
*	XPO Inc.	38,979	8,351

		Shares	Market Value ($000)
*	MasTec Inc.	21,588	8,168
*	Paylocity Holding Corp.	66,454	7,638
*	ExlService Holdings Inc.	254,940	7,401
	Rockwell Automation Inc.	15,025	6,777
	Equifax Inc.	34,959	5,796
*	Karman Holdings Inc.	100,511	5,779
	BWX Technologies Inc.	26,519	5,195
*,1	Shift4 Payments Inc. Class A	109,222	4,867
	Ferguson Enterprises Inc.	18,539	4,189
*	Loar Holdings Inc.	63,740	4,110
	Old Dominion Freight Line Inc.	17,061	3,841
*	James Hardie Industries plc	157,098	3,657
	Armstrong World Industries Inc.	20,807	3,285
	Carlisle Cos. Inc.	8,033	2,770
	Allison Transmission Holdings Inc.	23,027	2,614
	Leonardo DRS Inc.	49,049	2,392
	Tetra Tech Inc.	79,689	2,191
	WillScot Holdings Corp.	74,694	1,922
*	TopBuild Corp.	3,248	1,356
	Simpson Manufacturing Co. Inc.	5,612	1,065
*	StandardAero Inc.	33,356	955
	Eagle Materials Inc.	3,123	691
*	WEX Inc.	4,527	656
			4,510,456
Real Estate (0.4%)
	American Tower Corp.	772,517	144,430
	Simon Property Group Inc.	118,763	24,336
	Lamar Advertising Co. Class A	142,545	21,732
	Public Storage	34,326	10,425
*	CBRE Group Inc. Class A	53,928	6,743
*	Jones Lang LaSalle Inc.	20,982	5,923
	Sun Communities Inc.	38,709	4,787
*	CoStar Group Inc.	85,443	2,751
	UDR Inc.	29,706	1,096
			222,223
Technology (63.4%)
	NVIDIA Corp.	33,926,992	7,163,345
	Apple Inc.	20,993,352	6,551,185
	Microsoft Corp.	10,910,802	4,912,479
	Broadcom Inc.	7,084,081	3,164,955
	Alphabet Inc. Class A	5,628,332	2,140,680
	Meta Platforms Inc. Class A	2,766,077	1,749,571
	Alphabet Inc. Class C	4,582,841	1,725,119
*	Advanced Micro Devices Inc.	1,555,811	802,954
	Lam Research Corp.	2,073,665	659,799
	Oracle Corp.	2,780,137	627,699
*	Palantir Technologies Inc. Class A	3,607,568	564,729
	KLA Corp.	217,315	417,616
*	Palo Alto Networks Inc.	1,321,132	372,150
	Amphenol Corp. Class A	2,015,198	299,781
*	Crowdstrike Holdings Inc. Class A	408,371	298,519
*	AppLovin Corp. Class A	393,754	241,407
*	ServiceNow Inc.	1,724,843	214,519
	Vertiv Holdings Co. Class A	628,304	198,362
	Texas Instruments Inc.	614,118	187,724
*	Adobe Inc.	676,999	175,485
*	Cadence Design Systems Inc.	450,632	168,955
	Applied Materials Inc.	371,624	167,253
	Intuit Inc.	450,942	149,501
*	Fortinet Inc.	1,021,913	140,993
*	Snowflake Inc.	547,699	139,964
*	Datadog Inc. Class A	515,530	127,516
*	Cloudflare Inc. Class A	517,746	125,201
	Monolithic Power Systems Inc.	76,438	119,718
*	Synopsys Inc.	231,449	110,082
	QUALCOMM Inc.	403,744	101,348
*	DoorDash Inc. Class A	603,944	96,202
*	Autodesk Inc.	351,859	81,389
*	Astera Labs Inc.	213,079	73,054

		Shares	Market Value ($000)
*	Workday Inc. Class A	349,394	51,078
	Jabil Inc.	111,823	40,766
*	Reddit Inc. Class A	213,860	37,639
*	Everpure Inc. Class A	445,235	35,401
	Dell Technologies Inc. Class C	70,592	29,713
*	Atlassian Corp. Ltd. Class A	273,953	29,480
*	Lattice Semiconductor Corp.	190,988	28,091
	Salesforce Inc.	142,676	27,265
*	Zscaler Inc.	164,995	23,055
	NetApp Inc. (XNGS)	128,940	22,473
*	Guidewire Software Inc.	140,202	21,405
*	Dynatrace Inc.	484,811	20,648
	Marvell Technology Inc.	97,553	19,998
*	Toast Inc. Class A	764,769	19,907
*	GoDaddy Inc. Class A	222,079	19,061
*	Gartner Inc.	115,713	18,769
*	HubSpot Inc.	83,952	18,522
*	Samsara Inc. Class A	529,362	18,522
*	Tyler Technologies Inc.	58,938	18,456
*	Super Micro Computer Inc. (XNGS)	388,775	17,919
*	Manhattan Associates Inc.	97,578	14,642
*	Okta Inc.	108,862	13,419
*	Docusign Inc.	247,789	13,014
*	Rubrik Inc. Class A	140,871	11,077
*	Procore Technologies Inc.	206,840	10,237
*	MACOM Technology Solutions Holdings Inc.	27,162	9,904
*	Elastic NV	152,419	9,862
*	Pinterest Inc. Class A	484,613	9,716
	Bentley Systems Inc. Class B	260,103	8,490
*	Twilio Inc. Class A	39,884	7,603
*	Gitlab Inc. Class A	233,649	7,255
	Paycom Software Inc.	45,046	6,292
*	SentinelOne Inc. Class A	367,054	6,075
*	Appfolio Inc. Class A	36,283	5,848
	Entegris Inc.	40,301	5,593
*	Nutanix Inc. Class A	105,237	5,480
	RingCentral Inc. Class A	123,983	5,370
*	Onto Innovation Inc.	17,853	4,610
*	Strategy Inc.	28,540	4,540
*	MongoDB Inc.	12,417	4,167
*	PTC Inc.	22,497	3,121
	Gen Digital Inc. (XNGS)	98,629	2,544
*	Dropbox Inc. Class A	75,654	2,034
	CDW Corp.	15,496	1,944
	Pegasystems Inc.	50,576	1,807
*	Trump Media & Technology Group Corp.	143,825	1,339
*	Teradata Corp.	34,718	1,182
*	DoubleVerify Holdings Inc.	114,398	1,110
*	Unity Software Inc.	31,420	957
	KBR Inc.	15,671	548
*	NIQ Global Intelligence plc	57,362	478
*	nCino Inc.	25,886	416
*	Cerebras Systems Inc. Class A	1,673	396
*	Figure Technology Solutions Inc. Class A	10,204	361
*	Kyndryl Holdings Inc.	24,222	302
*	Globant SA	6,819	275
			34,769,430
Telecommunications (0.7%)
*	Arista Networks Inc.	1,703,751	271,697
	Motorola Solutions Inc.	115,910	46,744
*,1	AST SpaceMobile Inc.	329,619	37,382
*	Lumentum Holdings Inc.	8,761	7,490
	Ubiquiti Inc.	6,956	4,062
*	Roku Inc.	27,647	3,599
*	Liberty Broadband Corp. Class C	39,757	1,342
	Iridium Communications Inc.	11,991	621
*	Liberty Capital Corp. Class C	11,495	257
*	Liberty Broadband Corp. Class A	5,539	187

		Shares	Market Value ($000)
*	Liberty Capital Corp.	959	22
			373,403
Utilities (0.5%)
	Waste Management Inc.	610,985	129,199
	Vistra Corp.	558,712	89,522
	NRG Energy Inc.	338,138	45,338
			264,059
Total Common Stocks (Cost $34,193,522)			54,718,127
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.667% (Cost $82,470)	824,784	82,470
Total Investments (100.0%) (Cost $34,275,992)			54,800,597
Other Assets and Liabilities—Net (0.0%)			6,152
Net Assets (100%)			54,806,749
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,754.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $12,393 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2026	23	13,986	466
E-mini S&P 500 Index	June 2026	47	17,850	327
				793

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	2/1/2027	GSI	1,020	(4.320)	19	—
Citigroup Inc.	8/31/2027	BANA	2,282	(4.362)	—	(19)
Goldman Sachs Group Inc.	8/31/2027	BANA	1,293	(4.427)	40	—
Salesforce Inc.	8/31/2026	BANA	4,656	(3.570)	310	—
Visa Inc. Class A	8/31/2026	BANA	47,340	(3.610)	56	—
					425	(19)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	54,718,127	—	—	54,718,127
Temporary Cash Investments	82,470	—	—	82,470
Total	54,800,597	—	—	54,800,597
Derivative Financial Instruments
Assets
Futures Contracts[1]	793	—	—	793
Swap Contracts	—	425	—	425
Total	793	425	—	1,218
Liabilities
Swap Contracts	—	(19)	—	(19)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.